Provision for Employee Benefits (Details) - Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation [Line Items]
Defined benefit obligations at beginning balance	$ 4,827,800	$ 5,827,355
Transfer to R&I		(19,304)
Benefits paid during the year	(578,457)	(922,305)
Current service costs	442,700	459,975
Interest	121,651	110,483
Past service cost and gain on settlement	37,677	155,697
Actuarial gain (loss)	3,431	(559,544)
Exchange differences	55,265	(224,557)
Defined benefit obligations at ending balance	4,910,067	4,827,800
Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation [Line Items]
Defined benefit obligations at beginning balance	21,814
Transfer from GF Cash (CIT)		19,304
Benefits paid during the year	(2,884)
Current service costs	4,876	1,971
Interest	607	285
Past service cost and loss on settlements	2,491
Actuarial loss	(1,298)
Exchange differences	309	254
Defined benefit obligations at ending balance	$ 25,915	$ 21,814